DEBT - Narrative (Details) - Athena Technology Solutions Holdings, LLC			6 Months Ended	12 Months Ended
	Oct. 09, 2025 USD ($)	Mar. 18, 2020 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	0.15%
Interest rate	0.25%
Debt Instrument, Interest Rate During Period	2.75%
Debt, Weighted Average Interest Rate	0.00%
Debt Instrument, Fee Amount	$ 20,000,000
Debt Instrument, Periodic Payment	20,000,000
Credit Agreement
Line of Credit Facility [Line Items]
Covenant, first lien net leverage rate			9
Term Loans | Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 325,000,000		$ 325,000,000
Line of credit facility, remaining borrowing capacity			$ 24,500,000
Debt instrument, basis spread on variable rate		5.00%		5.00%
Interest rate			9.67%	9.92%	10.57%
Debt instrument, quarterly principal payment		$ 680,000
Debt instrument, quarterly principal payment		0.25
Debt instrument, mandatory prepayment, individual event, amount		$ 2,500,000
Debt instrument, mandatory prepayment, aggregate amount		$ 5,000,000
Term Loans | Credit Agreement | Fed Funds Effective Rate Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		0.50%		0.50%
Term Loans | Credit Agreement | One month SOFR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		1.00%		1.00%
Term Loans | Credit Agreement | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		6.00%		6.00%
Term Loans | Credit Agreement | Term SOFR Floor
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		1.00%		1.00%
Revolving Credit Facility | Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 25,000,000		$ 25,000,000
Line of credit facility, remaining borrowing capacity				$ 24,515,000
Interest rate			9.75%	9.75%	10.25%
Unused capacity, commitment fee rate		0.50%
Letter of Credit | Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 5,000,000		$ 5,000,000
Line of credit facility, remaining borrowing capacity			$ 4,500,000	4,515,000
Letter of Credit | Loan Authorization Agreement
Line of Credit Facility [Line Items]
Line of credit facility, remaining borrowing capacity			$ 60,000,000	$ 60,000,000
Line of Credit and Letter of Credit | Loan Authorization Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 60,000,000